Financial Assets Delivered as Guarantee (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Financial Assets Delivered as Guarantee
The composition of financial assets delivered as guarantee as of December 31, 2024 and 2023 is as follows:

Composition	Carrying amount
	12/31/2024	12/31/2023
For transactions with the BCRA	138,595,967	148,335,239
For guarantee deposits	85,472,993	74,751,313
For repurchase agreements	23,026,682	66,301,893

Total	247,095,642	289,388,445